Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties
Related Parties
8. Related parties

a. Related parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this Note. The balances and transactions between the Company and its subsidiaries with other related parties are highlighted below:

	Assets		Liabilities		Operating result - Sales/(Purchases)
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Transactions with subsidiaries and joint ventures
Transactions with joint ventures
Refinaria de Petróleo Riograndense S.A.	‐	‐	9,846	29,278	(457,885)	(510,510)	(336,781)
Latitude Logística Portuária S.A.	10,862	11,393	‐	20	‐	‐	-
Navegantes Logística Portuária S.A.	29,406	13,703	‐	‐	‐	‐	-
Others	7,943	6,874	2,875	2,917	851	571	784
Transactions with associates
Hidrovias do Brasil S.A.	416	‐	‐	‐	‐	‐	-
Transactions with other related parties
Chevron Oronite Brasil Ltda. (1)	‐	‐	13,434	53,466	(195,925)	(175,053)	(162,006)
Chevron Products Company (1)	‐	‐	159,432	63,263	(745,812)	(370,137)	(699,154)
Others	8,760	3,065	1,449	1,626	(3,718)	(13,157)	1,421
Total	57,387	35,035	187,036	150,570	(1,402,489)	(1,068,286)	1,195,736
Trade receivables (Note 5)	8,662	3,143	‐	‐	‐	‐	-
Other receivables	416	‐	‐	‐	‐	‐	-
Trade payables (Note 16)	‐	‐	183,520	147,452	‐	‐	-
Related parties	48,309	31,892	3,516	3,118	‐	‐	-
Sales and services provided	‐	‐	‐	‐	21,125	14,779	16,090
Purchases	‐	‐	‐	‐	(1,423,614)	(1,083,065)	(1,211,826)

(1)Non-controlling shareholders and other related parties of Iconic.

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on prices and terms negotiated between the parties, with customers and suppliers with comparable operational performance.

b. Key executives

The Ultrapar’s compensation policy and practices are designed to align short and long-term interests with shareholders and the Company’s sustainability. The short and long-term variable compensation is linked to growth goals in results and generated economic value, aligned with shareholders’ interests. Variable compensation also directs the professionals’ focus to the strategic plan approved by the Board of Directors, and is linked to annual growth targets in financial results and priority matters for the Company. For details about post-employment benefits see Note 17.b.

The expenses for compensation of its key executives (Company’s directors and executive officers) are shown below:

	12/31/2024	12/31/2023	12/31/2022
Short-term compensation	51,814	54,396	62,285
Stock compensation	62,952	35,165	18,424
Post-employment benefits	4,767	4,206	4,035
Termination benefits	‐	1,007	-
Total	119,533	94,774	84,744

c. Stock plan

  2017 Plan

On April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved a share-based incentive plan (“2017 Plan”), which establishes the general terms and conditions for granting common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, with vesting periods determined in each Program, to directors or employees of the Company or its subsidiaries.

As a result of the Plan approved in 2017, common shares representing at most 1% of the Company's share capital could be delivered to the participants, which corresponded, at the date of approval of this Plan, to 11,128,102 common shares.

At the OEGM held on April 19, 2023, the 2017 Plan was amended, permitting that, if the participant becomes a member of the Company's Board of Directors, thus ceasing to hold any other executive position, the right to receive ownership of the shares will be preserved, maintaining the conditions and other requirements established in the applicable programs and in each agreement.

  2023 Plan

The share-based incentive plan ("2023 Plan") establishes the general terms and conditions for the Company or its subsidiaries to grant common shares issued by them and held in treasury, to the Management, including the members of Ultrapar's Board of Directors, or employees of the Company or of companies under its direct or indirect control, that may involve the granting of usufruct for later transfer of the ownership of the shares, subject to the terms and conditions set forth in the 2023 Plan. In the case of members of the Board of Directors, the grants will be mandatorily linked to the remuneration approved by the shareholders at the Ordinary General Shareholders’ Meeting.

As a result of the 2023 Plan, common shares representing at most 5% of the Company's share capital may be delivered to the participants, which corresponded, at the date of approval of said Plan, to 55,760,215 common shares. Annually, a maximum of 1% of this limit may be used.

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan:

Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Restricted	September 2, 2019	240,000	2025	16.42	6,774	(6,024)	750
Restricted	April 1, 2020	39,084	2025	12.53	1,124	(1,074)	50
Performance	April 1, 2020	55,074	2025	12.53	1,324	(1,268)	56
Restricted	September 16, 2020	140,000	2026	23.03	5,464	(3,946)	1,518
Restricted	September 22, 2021	1,000,000	2027	14.17	24,093	(13,339)	10,754
Restricted	April 6, 2022	634,165	2025	14.16	16,906	(15,508)	1,398
Performance	April 6, 2022	1,007,324	2025	14.16	26,829	(24,802)	2,027
Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(14,945)	49,103
Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(7,860)	29,851
Restricted	April 20, 2023	311,324	2025	14.50	7,472	(6,538)	934
Restricted	April 20, 2023	1,146,194	2026	14.50	31,039	(18,129)	12,910
Performance	April 20, 2023	1,156,903	2026	14.50	31,320	(18,410)	12,910
Restricted	September 20, 2023	3,800,000	2033	18.75	132,784	(17,712)	115,072
Restricted	April 17, 2024	3,495,953	2027 to 2029	26.94	177,651	(31,656)	145,995
Restricted	June 19, 2024	60,683	2027	21.47	2,468	(411)	2,057
Restricted	October 1, 2024	1,295,000	2034	23.10	55,785	(1,395)	54,390
		18,521,704			622,792	(183,017)	439,775

Number of shares as of December 31, 2021	4,415,294
Shares granted during the year	5,702,027
Cancellation of granted shares due to termination of executive employment	(934,310)
Shares transferred (vesting)	(484,651)
Reclassification from assets held for sale	236,344
Number of shares as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Number of shares as of December 31, 2023	14,834,595
Shares granted during the year	5,061,396
Cancellation of granted shares due to termination of executive employment	(139,105)
Shares transferred (vesting)	(1,235,182)
Number of shares as of December 31, 2024	18,521,704

The Company does not have shares that were not transferred after the period for transfer of the ownership of the shares. For the year ended December 31, 2024, an expense in the amount of R$ 112,277 was recognized in relation to the Plan (R$ 70,770 for the year ended December 31, 2023 and R$ 38,204 for the year ended December 31,2022).

For all plans, settlements are made only with the delivery of treasury shares. The values of the grants were determined on the granting date based on the market value of these shares on B3 (the Brazilian Stock Exchange).